SCHEDULE OF FAIR VALUE WARRANTS (Details)	Sep. 30, 2022	Jan. 18, 2022 $ / shares	Dec. 11, 2021 $ / shares	Mar. 25, 2021 $ / shares	Dec. 31, 2020	Dec. 11, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	5 years		5 years	5 years	5 years	5 years
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage		0.08	0.14	0.15		0.14
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage			0.16	0.25		0.16
Measurement Input, Exercise Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage		0.12
Measurement Input, Exercise Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage		0.14
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term		5 years		5 years		5 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage		124.10	60.64	100.76		60.64
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage		0	0	0		0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage		0.58	0.10	0.07		0.10